ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2012
ACCRUED LIABILITIES
ACCRUED LIABILITIES

22. ACCRUED LIABILITIES

	December 31,
	2012	2011
Accruals for services	$327,994	$308,457
Accruals for taxes	215,514	156,451
Accrued payroll and vacation	228,100	90,498
Interest payable on debt	52,076	90,125
Accruals for payments to social funds	13,842	8,339

Total accrued liabilities	$837,526	$653,870